Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2021